COMPARATIVE FIGURES	12 Months Ended
Mar. 31, 2025
Comparative Figures [Abstract]
COMPARATIVE FIGURES [Text Block]

22. COMPARATIVE FIGURES

During the year, the Company adopted segment reporting as a result of revenue being recognized in an additional segment. This resulted in a change to the presentation on the Consolidated Statements of Loss and Comprehensive Loss where cost of sales is now being disclosed. The comparative figures have been restated to reflect the change in segment reporting with cost of sales increasing by $289,011 and supplies and materials decreasing by $289,011.